EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 28, 2019	Jun. 29, 2018
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (€ million)	€ 508	€ 417
Basic weighted average number of ordinary shares in issue (million) (in shares)	472,000,000	485,000,000
Effect of dilutive potential ordinary shares (million) (in shares)	3,000,000	4,000,000
Diluted weighted average number of ordinary shares in issue (million) (in shares)	475,000,000	489,000,000
Basic earnings per share (in EUR per share)	€ 1.08	€ 0.86
Diluted earnings per share (in EUR per share)	€ 1.07	€ 0.85
Number of shares issued (in shares)	466,671,427	486,108,000
Antidilutive options excluded from diluted earnings per share share (in shares)	0	700,000